Average Annual Total Returns - Davis Variable Account Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Davis Equity Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	27.24%	13.39%	12.52%
Davis Financial Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	29.12%	18.13%	12.92%
Davis Real Estate Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	(5.71%)	2.61%	4.04%
S&P 500 Index reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.81%
S&P 500 Financials Index reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	15.02%	15.26%	13.17%
Wilshire U.S. Real Estate Securities Index reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	3.47%	7.04%	5.74%